Finance expense, net (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Finance expense, net

	2022	2021
Interest expense	$(24)	$(48)
Interest income on cash equivalents	18	2
Net interest income on export duty deposits	9	9
Finance expense on employee future benefits	(6)	(8)
	$(3)	$(45)